Commitments (Details) R$ in Thousands	Mar. 31, 2024 BRL (R$)
IfrsStatementLineItems [Line Items]
Contractual obligations - expenses	R$ 9,900,843
Contractual obligations - investments	8,113,598
Total	18,014,441
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual obligations - expenses	1,854,851
Contractual obligations - investments	4,174,937
Total	6,029,788
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Contractual obligations - expenses	2,319,376
Contractual obligations - investments	2,719,760
Total	5,039,136
Later Than Three Year And Not Later Than Five Years [Member]
IfrsStatementLineItems [Line Items]
Contractual obligations - expenses	1,377,556
Contractual obligations - investments	1,136,509
Total	2,514,065
Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual obligations - expenses	4,349,060
Contractual obligations - investments	82,392
Total	R$ 4,431,452